Goodwill - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Jul. 01, 2013
Goodwill [Line Items]
Business acquisition, goodwill	$ 1,547,397,000	$ 1,541,574,000
NetSpend Holdings Inc
Goodwill [Line Items]
Business acquisition, goodwill		1,000,000,000	1,024,434,000
Addition to purchase price allocation	$ 8,500,000